Deferred tax assets and liabilities - Recognized deferred tax assets and liabilities (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	₺ 26,098,330	₺ 12,957,150
Offsetting	(18,017,497)	(9,635,262)
Net deferred tax assets	8,080,833	3,321,888
Deferred tax liabilities	(33,824,341)	(16,506,775)
Offsetting	18,017,497	9,635,262
Net deferred tax liabilities	(15,806,844)	(6,871,513)
Net deferred tax assets/(liabilities)	(7,726,011)	(3,549,625)	₺ (2,187,291)
Depreciation & Capitalization and revaluation difference under Property, plant and equipment and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	7,782,328	1,106,277
Deferred tax liabilities	(33,367,949)	(14,146,064)
Net deferred tax assets/(liabilities)	(25,585,621)	(13,039,787)
Derivative instruments
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	159,887	50,573
Deferred tax liabilities	(37,234)	(587,642)
Net deferred tax assets/(liabilities)	122,653	(537,069)
Reserve for defined benefit plan and provisions
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	2,320,514	2,873,058
Deferred tax liabilities	(15,641)	(745)
Net deferred tax assets/(liabilities)	2,304,873	2,872,313
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	3,431,552	1,385,541
Net deferred tax assets/(liabilities)	3,431,552	1,385,541
Tax allowances
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	5,195,964	2,763,246
Deferred tax liabilities	(3,139)
Net deferred tax assets/(liabilities)	5,192,825	2,763,246
Other assets and liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	7,208,085	4,778,455
Deferred tax liabilities	(400,378)	(1,772,324)
Net deferred tax assets/(liabilities)	₺ 6,807,707	₺ 3,006,131